EQUITY - Reserves (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2009
EQUITY
Polar acquisition	$ 421,701,520	$ 421,701,520	$ 421,701,520
Foreign currency translation reserves	(306,674,528)	(237,077,572)	(168,744,355)
Cash flow hedge reserve	(13,668,932)	(3,094,671)	(2,448,175)
Reserve for employee benefit actuarial gains or losses	(1,954,077)	(1,915,587)	(1,785,032)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538	$ 5,435,538
Other	6,014,568
Total	$ 110,854,089	$ 185,049,228	$ 254,159,496